Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2012
Schedule Of Long-Term Debt

(Dollars in thousands)	2012	2011
Federal Home Loan Bank notes (IBERIABANK) at:
2.273 to 7.040% fixed	$233,812	$285,930

Notes payable - Investment fund contributions (IBERIABANK):
7 to 40 year term, 0.50 to 5.00% fixed	77,703	54,941

Junior subordinated debt (IBERIABANK Corporation):
Statutory Trust I, 3 month LIBOR(1) plus 3.25%	10,310	10,310
Statutory Trust II, 3 month LIBOR(1) plus 3.15%	10,310	10,310
Statutory Trust III, 3 month LIBOR(1) plus 2.00%	10,310	10,310
Statutory Trust IV, 3 month LIBOR(1) plus 1.60%	15,464	15,464
American Horizons Statutory Trust I, 3 month LIBOR(1) plus 3.15%	6,186	6,186
Statutory Trust V, 3 month LIBOR(1) plus 1.435%	10,310	10,310
Statutory Trust VI, 3 month LIBOR(1) plus 2.75%	12,372	12,372
Statutory Trust VII, 3 month LIBOR(1) plus 2.54%	13,403	13,403
Statutory Trust VIII, 3 month LIBOR(1) plus 3.50%	7,217	7,217
OMNI Trust I, 3 month LIBOR(1) plus 3.30%	8,248	8,248
OMNI Trust II, 3 month LIBOR(1) plus 2.79%	7,732	7,732

Total long-term debt	$423,377	$452,733

(1)	The interest rate on the Company’s long-term debt indexed to LIBOR is based on the 3-month LIBOR rate. At December 31, 2012, the 3-month LIBOR rate was 0.31%.

Maturities Of Long-Term Debt And Advances

(Dollars in thousands)	Amount
Year ending December 31,
2013	$30,914
2014	111,329
2015	1,220
2016	26,276
2017	50,567
2018 and thereafter	203,071

Total	$423,377